Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and Cash Equivalents	$ 490,000	$ 577,000
Accounts Receivable, Net of Allowance for Doubtful Accounts of $705,000 and $950,000	11,631,000	6,042,000
Inventory	26,739,000	22,521,000
Prepaid Expenses and Other Current Assets	546,000	330,000
Deposits - Customers	133,000	2,000
Total Current Assets	39,539,000	29,472,000
Property and Equipment, net	5,883,000	3,971,000
Capitalized Engineering Costs - net of Accumulated Amortization of $3,449,000 and $2,990,000	802,000	969,000
Deferred Financing Costs, net, deposit and other assets	590,000	671,000
Intangible Assets, net	5,889,000	1,607,000
Goodwill	453,000	291,000
TOTAL ASSETS	53,156,000	36,981,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes Payable and Capitalized Lease Obligations - Current Portion	19,211,000	14,055,000
Accounts Payable and Accrued Expenses	7,077,000	7,432,000
Lease Impairment - Current	85,000	85,000
Deferred Gain on Sale - Current Portion	38,000	38,000
Income Taxes Payable	1,448,000	41,000
Total Current Liabilities	27,859,000	21,651,000
Notes Payable and Capitalized Lease Obligation - Net of Current Portion	4,640,000	8,992,000
Lease Impairment - Net of Current Portion	127,000	175,000
Deferred Gain on Sale - Net of Current Portion	485,000	523,000
Deferred Rent	1,057,000	974,000
Total Liabilities	34,168,000	32,315,000
Stockholders' Equity
Preferred Stock Par Value $.001 - Authorized 8,003,716 shares Designated as Series ""A"" Convertible Preferred - $.001 par Value, 1,000 Shares Authorized 0 Shares issued and outstanding as of December 30, 2012, December 31, 2011, respectively.
Designated as Series ""B"" Convertible Preferred -$.001 Par Value, 4,000,000 shares authorized, 0 shares issued and outstanding as of December 30, 2012, December 31, 2011, respectively; Liquidation Value, $ 0
Common Stock - $.001 Par, 20,000,000 Shares Authorized, 5,711,093; 3,579,114 and 3,579,114 Shares Issued and Outstanding as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively	6,000	4,000
Additional Paid-In Capital	37,913,000	26,141,000
Accumulated Deficit	(18,931,000)	(21,479,000)
TOTAL STOCKHOLDERS' EQUITY	18,988,000	4,666,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 53,156,000	$ 36,981,000